LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of components of lease costs
The components of operating lease costs are as follows:

	Year Ended December 31,
	2021	2020

Amortization of land use right	$3,325	$3,333
Operating lease costs	1,094	1,108
Short-term lease costs	—	405

Total operating lease costs	$4,419	$4,846

Disclosure of other information related to lease term and discount rate
Other information related to lease term and discount rate of operating leases is as follows:

	December 31,
	2021	2020

Weighted average remaining lease term	33.9 years	34.9 years
Weighted average discount rate	6.30%	5.25%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2021 are as follows:

Year ending December 31,
2022	$923
2023	1,128
2024	1,128
2025	1,128
2026	1,128
Over 2026	32,494

Total future minimum lease payments	37,929
Less: amount representing interest	(22,233)

Present value of future minimum lease payments	15,696
Current portion	(899)

Non-current portion	$14,797

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future
minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2021 were as follows:

Year ending December 31,
2022	$6,972
2023	2,293
2024	1,791
2025	979
2026	979
Over 2026	1,300

$14,314